OTHER NON-CURRENT ASSETS - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
OTHER NON-CURRENT ASSETS
Deposit - long term, impairment loss	¥ 659	$ 90	¥ 28
Advance to hospitals-non current, impairment loss	77	11	324
Others, impairment loss	¥ 143	$ 20	¥ 0